Earnings per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings
Net profit attributable to equity holders of the Company	¥ 3,677	¥ 3,029	¥ 4,155
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,203,995,973	3,321,067,177	3,313,527,847
Dilution effect- adjustments for share options and RSUs	30,511,383	41,978,580	46,932,912
Shares used in computing diluted earnings per share	3,234,507,356	3,363,045,757	3,360,460,759
Class A And Class B Ordinary Shares [Member]
Basic earnings per share calculation
Basic	¥ 1.15	¥ 0.91	¥ 1.25
Diluted earnings per share calculation
Diluted	1.14	0.90	1.24
American Depositary Shares [Member]
Basic earnings per share calculation
Basic	2.30	1.82	2.51
Diluted earnings per share calculation
Diluted	¥ 2.27	¥ 1.80	¥ 2.47